Share Capital, Premium and Other Reserves	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital, Premium and Other Reserves

14. SHARE CAPITAL, PREMIUM AND OTHER RESERVES

Share capital and share premium

LumiraDx Limited was incorporated on August 24, 2016 and has an authorized share capital of 1,769,292,966 A Ordinary Shares of par value $0.0000028 each ("ordinary shares") and 1,769,292,966 Common Shares of par value $0.0000028 each ("common shares"). On September 29, 2016, the Company acquired 100% of the issued share capital of LumiraDx Holdings Limited following the agreement of an Exchange Offer, which was effective from September 28, 2016. LumiraDx Limited acquired all shares in LumiraDx Holdings Limited, and in exchange LumiraDx Limited issued to the shareholders of LumiraDx Holdings Limited a corresponding number of shares on a share-for-share basis. On September 28, 2021, the Company acquired CA Healthcare Acquisition Corp. pursuant to a merger of LumiraDx Merger Sub, Inc., a wholly owned subsidiary of the Company, with and into CA Healthcare Acquisition Corp., and the Company issued common shares to the shareholders of CA Healthcare Acquisition Corp. as merger consideration.

All general voting power is vested in the holders of ordinary shares and common shares. Holders of ordinary shares are entitled to ten votes for each ordinary share and holders of common shares are entitled to one vote per common share. Holders of ordinary shares and common shares will share equally in dividends when and as paid on a pro rata basis (as if they were one class of shares) according to the number of ordinary shares and common shares held by the relevant holder.

If liquidated, any surplus or loss will be shared equally amongst the holders of the ordinary shares and common shares on pro rata basis (as if they were one class of shares) according to the number of ordinary shares and common shares held by the relevant holder.

SHARES AUTHORIZED, FULLY PAID AND ALLOCATED	A ORDINARY SHARES	A ORDINARY SHARES	COMMON SHARES	COMMON SHARES
	2021	2022	2021	2022
In issue at start of period	373,697	207,562,080	—	45,241,766
February Subdivision (220:1)	81,839,643	—	—	—
Issued for cash	104,200	3,451,917	—	62,290,503
Issued in other transactions	—	—	5,307,607	—
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	78,446,580	—	4,796,852	—
Conversion	—	(46,692,231)	—	46,692,231
Shares issued upon conversion of financial instruments	46,797,960	—	35,137,307	—
In issue at December - fully paid and allocated	207,562,080	164,321,766	45,241,766	154,224,500

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, ordinary shares and common shares at a ratio of 1.60806264:1.

During September 2021, the Company completed its merger (Note 28) and all outstanding convertible instruments at the time of the merger converted into A ordinary and Common shares.

In July 2022, the Group closed a public stock offering. The gross proceeds from the offering were $75 million. In addition to the shares being sold in the public offering, the Group also sold additional shares to raise gross proceeds of approximately $25 million in a concurrent private placement to one of its existing investors, the Bill & Melinda Gates Foundation. The underwriters of the public offering had a 30-day option to purchase additional common shares at the public offering price and purchased $7 million of shares in August 2022. In total, the Group received net proceeds of approximately $98 million after fees and commissions.

Translation reserve

The translation reserve comprises all foreign exchange differences arising since the date of incorporation from the translation of the financial statements of operations with functional currencies different from the Company.

Other reserves

Other reserves are comprised of warrants and debt conversion rights. On September 28, 2016, the Company amended its Secured Fixed Rate Loan Notes and granted the Acquisition Note Holder (Note 17) the right to convert 50% of the principal amount of the Acquisition Notes into A Ordinary Shares of the Company at a conversion prices of $611.63 per share. The issue date fair value of the loan conversion rights is included in Other reserves. In 2018, the Acquisition Note Holder converted 25% of the principal amount and the Company issued 1,586 A Ordinary shares. In 2019, the Acquisition Note Holder converted the remaining 25% of the principal amount and the Company issues 1,587 A Ordinary Shares.

During 2018, the Company issued 212,718 Preferred Shares (Note 16), which have been treated as a compound instrument in accordance with IFRS 9. The conversion feature of the Preferred Shares has been included in Other reserves at an issue date fair value of $47,264.

During 2019, as part of its senior debt offering, as described in Note 17, the Company issues 2,284 warrants to purchase it’s A Ordinary shares at a fixed price of $1,459.89 per share.

During 2019, the Company issued convertible notes (Note 17), which have been treated as a compound instrument in accordance with IFRS 9. The conversion feature of the convertible notes has been included in Other reserves at an issue date fair value of $17,065.

During 2020, as part of its 2020 Convertible Notes (Note 17) the Company issued 16,528 warrants to acquire Common Shares at a strike price of $1,793.38.

During October 2020, as part of its 2020 Senior Secured Loan (Note 17) the Company issued 1,000 warrants to acquire Common shares at a strike price of $4,644.96.

During March 2021, as part of its 2021 Senior Secured Loan (Note 17) the Company issued the warrants to purchase up to 1,485,848 common shares at an exercise price equal to $10.00 per common share. On July 22, 2022, the Company amended its 2021 Senior Secured Loan to adjust the exercise price of the original warrants from $10.00 per common share to $1.75 per common share. The fair value of the loan conversion rights is included in other reserves.